Stock Options and Warrants - 2013 S-1 July Registered Offering - July 19, 2013 - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013	Jul. 24, 2013	Jul. 19, 2013	Jul. 24, 2013	Aug. 31, 2013	Jul. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of agent fee on gross proceeds from Offering	5.00%
Number of warrants issued				64,983,988
Warrants, term		5 years	5 years	5 years
Percentage of Agent cash solicitation fee on gross proceeds	5.00%
Warrants exercised		$ 0.20	$ 0.20					$ 0.25	$ 0.15
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of reimbursement payable to agent	75,000
Warrants initial exercise price	0.15				$ 0.15	$ 0.15
Warrants, term							65 days
Warrants exercised					$ 0.15		$ 0.15
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	666,666
Percentage of agent warrants to purchase on units issued in offering	5.00%
Warrants initial exercise price	0.15
Warrants, term	5 years
Warrants issued	666,666
Warrants exercised	0.15					$ 0.15